Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	35.00%
Effective tax rate	30.60%	11.60%	(15.10%)
Percent of income tax expense (benefit)	5.00%
Income (loss) from domestic operations	$ (101)	$ 96	$ 42
DRD constituting non-taxable investment income	5	6	5
Non-taxable investment income	$ 6	$ 6	6
Net Operating Loss Carryback			$ 7